UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	51 JFK Parkway, Suite 250B
		Short Hills, NJ 07078

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael L. Palmer
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Michael L. Palmer		Short Hills, New Jersey		08/14/2012
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 57
Form 13F Information Table Value Total: 3,233,638,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
Apple Inc					COM			037833100	301,541 	516,338 	x				 				516,338
Bank of America Corp				COM			060505104	31,550 		3,857,008 	x				 				3,857,008
Beazer Homes USA Inc				COM			07556Q105	827 		254,614 	x				 				254,614
Boyd Gaming Corp				COM			103304101 	12,055 		1,674,323 	x				 				1,674,323
Broadcom Corp					CL A			111320107 	84,197 		2,491,023 	x				 				2,491,023
Calumet Specialty Products Partners LP		UT LTD PARTNER		131476103 	28,105 		1,181,885 	x				 				1,181,885
Celanese Corp Del				COM SER A		150870103 	5,193 		150,000 	x				 				150,000
CF Industries Holdings Inc			COM			125269100 	10,747 		55,470 		x				 				55,470
Chimera Investment Corp				COM			16934Q109	9,424 		3,993,384 	x				 				3,993,384
Citigroup Inc					COM NEW			172967424 	253,982 	9,266,022 	x				 				9,266,022
Dean Foods Co					COM			242370104 	40,909 		2,402,175 	x				 				2,402,175
Delphi Automotive PLC				SHS			G27823106	5,622 		220,466 	x				 				220,466
Delta Air Lines Inc				COM NEW			247361702 	104,283 	9,523,569 	x				 				9,523,569
EMC Corp					COM			268648102 	69,592 		2,715,261 	x				 				2,715,261
Ford Motor Co.					COM PAR $0.01		345370860 	73,406 		7,654,450 	x				 				7,654,450
Fusion-io Inc					COM			36112J107	29,705 		1,421,954 	x				 				1,421,954
General Motors Corp				*W EXP 07/10/201	37045V118	1,935 		175,561 	x				 				175,561
General Motors Corp				*W EXP 07/10/201	37045V126	1,190 		175,561 	x				 				175,561
General Motors Corp				COM			37045V100	92,947 		4,713,316 	x				 				4,713,316
Goodyear Tire & Rubber Co.			COM			382550101 	132,745 	11,240,072 	x				 				11,240,072
Google Inc					CALL			38259P908	520 		500 		x				 				500
Google Inc					CL A			38259P508	128,449 	221,437 	x				 				221,437
Huntsman Corp					COM			447011107 	81,781 		6,320,011 	x				 				6,320,011
International Paper Company			COM			460146103 	8,746 		302,537 	x				 				302,537
iShares DJ US Home Construction Index		DJ HOME CONSTN		464288752 	1,772 		105,499 	x				 				105,499
JetBlue Airways Corporation			COM			477143101 	4,332 		817,374 	x				 				817,374
Lam Research Corp				COM			512807108 	16,424 		435,200 	x				 				435,200
Macy's Inc					COM			55616P104	3,533 		102,865 	x				 				102,865
Marvell Technology Group Ltd.			ORD			G5876H105	26,807 		2,376,524 	x				 				2,376,524
Masco Corp					COM			574599106 	53,242 		3,838,622 	x				 				3,838,622
MFA Financial Inc				COM			55272X102	7,652 		969,783 	x				 				969,783
MGM Resorts International			COM			552953101 	22,346 		2,002,293 	x				 				2,002,293
Microsoft Corp					COM			594918104 	34,536 		1,129,000 	x				 				1,129,000
MPG Office Trust Inc				COM			553274101 	8,457 		4,207,354 	x				 				4,207,354
Mueller Water Products Inc.			COM			624758108 	31,077 		8,981,831 	x				 				8,981,831
NetApp Inc					COM			64110D104	24,673 		775,399 	x				 				775,399
Nuance Communications Inc			COM			67020Y100	6,903 		289,780 	x				 				289,780
Oracle Corp					COM			68389X105	92,004 		3,097,779 	x				 				3,097,779
Owens Corning Inc				COM			690742101 	64,391 		2,256,151 	x				 				2,256,151
Powershares QQQ Nasdaq 100			UNIT SER 1		73935A104	539,533 	8,409,182 	x				 				8,409,182
QUALCOMM Inc					COM			747525103 	128,330 	2,304,786 	x				 				2,304,786
Royal Bank Scotland Group PLC			SP ADR L RP PF		780097788 	7,202 		399,671 	x				 				399,671
Royal Bank Scotland Group PLC			SP ADR PREF M		780097796 	4,693 		267,889 	x				 				267,889
Royal Bank Scotland Group PLC			ADR PREF SER N		780097770 	23,642 		1,370,542 	x				 				1,370,542
Royal Bank Scotland Group PLC			ADR PREF SHS Q		780097754 	14,040 		779,137 	x				 				779,137
Royal Bank Scotland Group PLC			SP ADR PREF S		780097739 	8,170 		460,787 	x				 				460,787
Royal Bank Scotland Group PLC			SP ADR PREF T		780097713 	2,544 		129,450 	x				 				129,450
Sandisk Corp					COM			80004C101	24,399 		668,821 	x				 				668,821
SPDR S&P 500 ETF Trust				PUT			78462F953	2,450 		50,000 		x				 				50,000
SPDR S&P 500 ETF Trust				CALL			78462F903	9,300 		48,000 		x				 				48,000
The Hartford Financial Services Group		*W EXP 06/26/201	416515120 	12,946 		1,275,475 	x				 				1,275,475
The Hartford Financial Services Group		COM			416515104 	18,916 		1,072,956 	x				 				1,072,956
Two Harbors Investment Corp			COM			90187B101	28,076 		2,710,000 	x				 				2,710,000
United Continental Holdings Inc.		COM			910047109 	230,759 	9,484,558 	x				 				9,484,558
US Airways Group Inc				COM			90341W108	172,313 	12,926,695 	x				 				12,926,695
Valero Energy Corp				COM			91913Y100	55,718 		2,307,161 	x				 				2,307,161
Whirlpool Corp					COM			963320106 	43,006 		703,180 	x				 				703,180